Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss (in 000s)(6)
2024	$451,000	$526,822	$262,500	$337,816	$157	$3,995)
2023	493,000	537,307	251,000	377,448	199	6,380)

Named Executive Officers, Footnote [Text Block]		(1) Mr. Ronen Luzon served as our Chief Executive Officer for the entirety of 2024 and 2023. The Non-PEO NEOs for 2024 and 2023 were Mr. Or Kles and Ms. Billy Pardo.
Summary Compensation Table Total	[1]	$ 451,000	$ 493,000
Compensation Actually Paid	[2]	$ 526,822	537,307
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO		Non-PEO NEO Average
	2024	2023	2024	2023
Summary Compensation Table Total	$451,000	$493,000	$262,500	$251,000
- Grant date fair value of awards granted during the covered fiscal year	(78,000)	(213,000)	(39,000)	(51,000)
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	153,822	257,307	114,316	177,448
Compensation Actually Paid	$526,822	$537,307	$337,816	$377,448

Non-PEO NEO Average Total Compensation Amount	[3]	$ 262,500	251,000
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 337,816	377,448
Compensation Actually Paid and Company TSR

Compensation Actually Paid and Company TSR

During fiscal 2023 and 2024, compensation actually paid to our PEO decreased from $493,000 in fiscal 2023 to $451,000 in fiscal 2024. Average compensation actually paid to our Non-PEO NEOs increased from $251,000 in fiscal 2023 to $262,500 in fiscal 2024. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2022 increased by $57 to $157 during fiscal 2023, and further increased by $42 to $199 during fiscal 2023, for a total decrease over fiscal 2023 and 2024 of $99.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

During fiscal 2023 and 2024, compensation actually paid to our PEO decreased from $537,307 in fiscal 2023 to $526,822 in fiscal 2024. Average compensation actually paid to our Non-PEO NEOs decreased from $377,448 in fiscal 2023 to $337,816 in fiscal 2024. Over the same period, our net loss decreased by $1,930 during fiscal 2023 (from a net loss in fiscal 2022 of $8,310 to a net loss in fiscal 2023 of $6,380), and decreased by $2,385 during fiscal 2024 (from a net loss in fiscal 2023 of $6,380 to a net loss in fiscal 2024 of $3,995).

Total Shareholder Return Amount	[4]	$ 157	199
Net Income (Loss) Attributable to Parent	[5]	$ 3,995,000	$ 6,380,000
PEO Name		Mr. Ronen Luzon	Mr. Ronen Luzon
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		$ 451,000	$ 493,000
Compensation Actually Paid		526,822	537,307
PEO [Member] | Grant Date Fair Value Of Awards Granted During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(78,000)	(213,000)
PEO [Member] | Fair Value As Of The End Of The Covered Fiscal Year Of All Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		153,822	257,307
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		262,500	251,000
Compensation Actually Paid		337,816	377,448
Non-PEO NEO [Member] | Grant Date Fair Value Of Awards Granted During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(39,000)	(51,000)
Non-PEO NEO [Member] | Fair Value As Of The End Of The Covered Fiscal Year Of All Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 114,316	$ 177,448

[1]	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[2]	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).
[3]	The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[4]	Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2022 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period (December 31, 2022) by our stock price at the beginning of the measurement period. At December 31, 2024, 2023 and 2022, the per share closing prices for our common stock were $4.27, $5.40 and $2.72, respectively. No dividends were paid on stock or option awards for all periods presented.
[5]	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.